Loss per ordinary share (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of basis loss per ordinary share

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Loss attributable to owners of the Company (USD)	(1,298,273)	(1,170,942)

Weighted average number of ordinary shares (units)	58,041,995	58,041,995

Basic and diluted loss per ordinary share (USD)	(0.02)	(0.02)

	2025	2024
	USD	USD

Loss attributable to owners of the Company (USD)	(2,513,573)	(2,304,026)

Weighted average number of ordinary shares (units)	58,041,995	47,858,162

Basic and diluted loss per ordinary share (USD)	(0.04)	(0.05)